SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Customers	$ 1,491	$ 1,383
Expected credit losses	(14)	(10)
Trade Receivables, net	$ 1,477	$ 1,373